Trade Receivables (Details 1) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables [abstract]
At the beginning of the year	₪ 93	₪ 111
Provision during the year	11	18
Repayment during the year	(8)	(3)
Write-down of accounts	(19)	(15)
Transfer to assets held for sale due to discontinued operations		(15)
Previously consolidated company	(10)
Translation differences	1	(3)
At the end of the year	₪ 68	₪ 93